Quarterly Holdings Report
for

Fidelity Freedom® Index Income Fund

June 30, 2020

FRX-INC-QTLY-0820
1.906830.110

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 11.5%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $68,991,538)	7,066,132	73,982,406

International Equity Funds - 7.7%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $46,736,618)	4,183,221	49,278,346

Bond Funds - 48.4%
Fidelity Series Bond Index Fund (a)	26,848,282	292,109,310
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,837,619	19,092,864
TOTAL BOND FUNDS
(Cost $289,590,500)		311,202,174

Inflation-Protected Bond Funds - 10.0%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $61,476,356)	6,127,789	64,035,398

Short-Term Funds - 22.4%
Fidelity Cash Central Fund 0.12% (b)	27,247	27,253
Fidelity Series Treasury Bill Index Fund (a)	14,397,058	144,114,552
TOTAL SHORT-TERM FUNDS
(Cost $144,024,735)		144,141,805
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $610,819,747)		642,640,129
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,408)
NET ASSETS - 100%		$642,637,721

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1
Total	$1

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$255,629,952	$32,876,508	$2,370,423	$1,514,968	$18,823	$5,954,450	$292,109,310
Fidelity Series Global ex U.S. Index Fund	41,926,680	4,237,386	4,040,146	--	(381,602)	7,536,028	49,278,346
Fidelity Series Inflation-Protected Bond Index Fund	55,922,222	6,507,879	535,488	33,480	8,913	2,131,872	64,035,398
Fidelity Series Long-Term Treasury Bond Index Fund	16,874,437	2,856,527	155,906	388,603	(2,625)	(479,569)	19,092,864
Fidelity Series Total Market Index Fund	62,405,580	7,206,462	9,238,596	340,391	(292,692)	13,901,652	73,982,406
Fidelity Series Treasury Bill Index Fund	126,104,162	19,580,993	1,166,735	501,286	(961)	(402,907)	144,114,552
	558,863,033	73,265,755	17,507,294	2,778,728	(650,144)	28,641,526	642,612,876

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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